As filed with the Securities and Exchange Commission on July 17, 2024

Securities Act File No. 333-276926

1940 Act File No. 811-23932

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-2/A

Registration Statement

under

the Securities Act of 1933	☒
Pre-Effective Amendment No. 4	☒
Post-Effective Amendment No.	☐

and/or

Registration Statement

Under

the Investment Company Act of 1940	☒
Amendment No. 4	☒

Pershing Square USA, Ltd.

(Exact Name of Registrant as Specified in Declaration of Trust)

787 Eleventh Avenue, 9th Floor

New York, NY 10019

(Address of Principal Executive Offices)

(212) 813-3700

(Registrant’s Telephone Number, Including Area Code)

Halit Coussin

Pershing Square Capital Management L.P.

787 Eleventh Avenue, 9th Floor

New York, NY 10019

(Name and Address of Agent for Service)

Copies to:

William G. Farrar Sullivan & Cromwell LLP 125 Broad Street New York, NY 10004 (212) 558-4000

Kevin T. Hardy

Skadden, Arps, Slate, Meagher & Flom LLP

320 South Canal Street

Chicago, IL 60606

Michael J. Schwartz

Skadden, Arps, Slate, Meagher & Flom LLP

One Manhattan West

New York, New York 10001-8602

Approximate Date of Commencement of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans, check the following box ☐

If any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

If this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto, check the following box ☐

If this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act, check the following box ☐

If this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act, check the following box ☐

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c) of the Securities Act

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“1940 Act”)).

☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the 1940 Act).

☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the 1940 Act).

☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities and Exchange Act of 1934).

☐

If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act.

☒	New Registrant (registered or regulated under the 1940 Act for less than 12 calendar months preceding this filing).

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

EXPLANATORY NOTE

The purpose of this Pre-Effective Amendment No. 4 to the Registration Statement on Form N-2 of Pershing Square USA, Ltd. (the “Registrant” or the “Company”) under the Securities Act of 1933, as amended, is to revise the exhibit index and file additional exhibits. Accordingly, this Pre-Effective Amendment No. 4 consists only of the facing page, this explanatory note and Part C of the Registration Statement. The prospectus and financial statements are unchanged and have been omitted.

PART C: OTHER INFORMATION

Item 25. Financial Statements and Exhibits

1.	Financial Statements

The Company’s audited statement of assets and liabilities as of May 31, 2024 and statement of operations for the period from November 28, 2023 (inception) to May 31, 2024 and the notes thereto and report of independent registered public accountants thereon indicating that the Company has met the net worth requirements of Section 14(a) of the 1940 Act are included in Part A of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2 (File No. 333-276926 and File No. 811-23932) filed on July 9, 2024.

2.	Exhibits:

(a)(1) Certificate of Trust, dated November 28, 2023(1)

(a)(2) Certificate of Amendment, dated February 6, 2024(1)

(a)(3) Amended and Restated Agreement and Declaration of Trust of the Registrant, dated as of July 15, 2024(*)

(a)(4) Form of Statement of Preferences with respect to the Registrant’s 7.50% Series A Cumulative Preferred Shares(*)

(b) By-Laws of the Registrant, dated as of July 15, 2024(*)

(c) Not Applicable

(d) Not Applicable

(e) Form of Dividend Reinvestment Plan of the Registrant(*)

(f) Not Applicable

(g) Investment Management Agreement, dated as of July 15, 2024, between the Registrant and Pershing Square Capital Management, L.P. (the “Manager”)(*)

(h) Form of Underwriting Agreement(+)

(i) Not Applicable

(j) Form of Custody Agreement between the Registrant and State Street Bank and Trust Company(*)

(k)(1) Form of Administration Agreement between the Registrant and State Street Bank and Trust Company(*)

(k)(2) Form of Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company(*)

(k)(3) Form of Common Shares Subscription Agreement, by and between the Registrant and the Manager(*)

(k)(4) Form of Preferred SharesSubscription Agreement, by and between the Registrant and the Manager(*)

(k)(5) Form of Registration Rights Agreement, by and between the Registrant and the Manager(*)

(l) Opinion and Consent of Richards, Layton & Finger, P.A.(*)

(m) Not Applicable

(n) Consent of Independent Registered Public Accounting Firm(3)

(o) Not Applicable

(p)(1) Subscription Agreement, dated as of May 21, 2024, by and between the Registrant and the Manager(2)

(p)(2) Subscription Agreement, dated as of May 22, 2024, by and between the Registrant and the Manager(2)

(p)(3) Subscription Agreement, dated as of May 31, 2024, by and between the Registrant and the Manager(2)

(p)(4) Subscription Agreement, dated as of July 16, 2024, by and between the Registrant and the Manager(*)

(q) Not Applicable

(r)(1) Code of Ethics of Registrant(*)

(r)(2) Code of Ethics of the Manager(*)

(s) Filing fee table(1)

(*)	Filed herewith.
(1)	Incorporated herein by reference to the corresponding exhibit of the Registrant’s Registration Statement on Form N-2 (File No. 333-276926 and File No. 811-23932), filed on February 7, 2024.
(2)

Incorporated herein by reference to the corresponding exhibit of the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (File No. 333-276926 and File No. 811-23932), filed on June 27, 2024.

(3)	Previously filed.
(+)	To be filed by subsequent amendment.

Item 26. Marketing Arrangements

Reference is made to Exhibit (h) to this Registration Statement to be filed by further amendment.

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses expected to be incurred in connection with the offering described in this Registration Statement:

Legal Fees and Expenses	$5,419,000
Independent Registered Public Accounting Firm Fees	$112,500
New York Stock Exchange Listing Fees	$40,000
FINRA Fees	$225,500
Securities and Exchange Commission Filing Fees	$1,476,000
Miscellaneous	$527,000
Total	$7,800,000

Item 28. Persons Controlled by or under Common Control with Registrant

None.

Item 29. Number of Holders of Securities

As of July 9, 2024, the number of record holders of each class of securities of Registrant was as follows:

Title of Class	Number of Record Holders
Common shares of beneficial interest, no par value	1

Item 30. Indemnification

The Registrant’s Amended and Restated Agreement and Declaration of Trust, dated as of July 15, 2024, and as amended through the date hereof (the “Declaration of Trust”) and the Registrant’s By-Laws (the “Bylaws” and together with the Declaration of Trust, the “Governing Documents”) provide that the Registrant will indemnify its Trustees and officers and may indemnify its employees or agents against liabilities and expenses incurred in connection with litigation in which they may be involved because of their positions with the Registrant, to the extent permitted by law. However, nothing in the Governing Documents of the Registrant protects or indemnifies a trustee, officer, employee or agent of the Registrant against any liability to which such person would otherwise be subject in the event of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her position.

The Registrant has agreed to indemnify and hold harmless the Manager and certain related persons with respect to all costs, charges, expenses, losses, damages or liabilities arising from or in connection with, or concerning, the conduct of the Registrant’s business or affairs or the execution or discharge of the duties, powers, authorities or discretions of the Manager under the Investment Management Agreement, and not arising out of willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties under the Investment Management Agreement.

The Registrant and the Manager have each agreed to indemnify the underwriters and their controlling persons for certain liabilities, including liabilities under the Securities Act, or to contribute to payments the Underwriters may be required to make in respect of those liabilities, except in the cases of willful misfeasance, bad faith, gross negligence or reckless disregard of applicable obligations and duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Manager

The Manager, a limited partnership organized under the laws of Delaware, acts as investment manager to the Registrant. The Registrant is fulfilling the requirement of this Item 31 to provide information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Manager or those officers, directors and partners during the past two years, by incorporating by reference the information contained in the Form ADV of the Manager filed with the commission pursuant to the Advisers Act of 1940 (Commission File No. 801-63688).

Item 32. Location of Accounts and Records

The accounts and records of the Registrant are maintained in part at its offices at 787 Eleventh Avenue, 9th Floor, New York, NY 10019 and in part at the offices of State Street. The Company’s securities are held under a custody agreement by State Street. The address of the custodian is One Congress Street, Suite 1, Boston, MA 02114. State Street will also act as the Company’s transfer agent, distribution paying agent and registrar. The principal business address of the transfer agent is One Heritage Drive, North Quincy, MA 02171.

Item 33. Management Services

Not Applicable.

Item 34. Undertakings

1.

The Registrant undertakes to suspend the offering of Common Shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value as of the later of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not Applicable.

3.	Not Applicable.

4.	(a)	For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 424(b)(1) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

	(b)	For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

5.	Not Applicable.

6.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

7.

The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has caused this Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 17th day of July, 2024.

Pershing Square USA, Ltd.

By:	/s/ Michael Gonnella
Michael Gonnella
Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities set forth below on July 17, 2024.

Signature	Title

/s/ William A. Ackman*	Chief Executive Officer
William A. Ackman	(Principal Executive Officer)

/s/ Michael Gonnella	Chief Financial Officer
Michael Gonnella	(Principal Financial Officer and Principal Accounting Officer)

/s/ Barry P. Barbash*	Chairman of the Board
Barry P. Barbash

/s/ Nicholas A. Botta*	Trustee
Nicholas A. Botta

/s/ Evan Bakst*	Trustee
Evan Bakst

/s/ Anne Farlow*	Trustee
Anne Farlow

/s/ Bruce Herring*	Trustee
Bruce Herring

/s/ Lisa Polsky*	Trustee
Lisa Polsky

*By:	/s/ Michael Gonnella
Michael Gonnella
as attorney-in fact

EXHIBIT LIST

(a)(3)	Amended and Restated Agreement and Declaration of Trust of the Registrant, dated as of July 15, 2024

(a)(4)	Form of Statement of Preferences with respect to the Registrant’s 7.50% Series A Cumulative Preferred Shares

(b)	By-Laws of the Registrant, dated as of July 15, 2024

(e)	Form of Dividend Reinvestment Plan of the Registrant

(g)	Investment Management Agreement, dated as of July 15, 2024, between the Registrant and the Manager

(j)	Form of Custody Agreement between the Registrant and State Street Bank and Trust Company

(k)(1)	Form of Administration Agreement between the Registrant and State Street Bank and Trust Company

(k)(2)	Form of Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company

(k)(3)	Form of Common Shares Subscription Agreement, by and between the Registrant and the Manager

(k)(4)	Form of Preferred Shares Subscription Agreement, by and between the Registrant and the Manager

(k)(5)	Form of Registration Rights Agreement, by and between the Registrant and the Manager

(l)	Opinion and Consent of Richards, Layton & Finger, P.A.

(p)(4)	Subscription Agreement, dated as of July 16, 2024, by and between the Registrant and the Manager

(r)(1)	Code of Ethics of Registrant

(r)(2)	Code of Ethics of the Manager